China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Financial Position (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 364,187	$ 55,814	¥ 367,401		¥ 384,475
Right-of-use assets	37,960	5,818	43,073
Financial assets measured at fair value	1,838		3,323
Non-current assets	471,980	72,334	478,904			¥ 495,261
Current assets
Prepayments and other current assets	15,882	2,434	12,456			13,801
Cash and cash equivalents	23,085	3,538	34,945	$ 5,356	30,060	32,836
Current assets	108,636	16,649	83,595			76,722
Total assets	580,616	88,983	562,499			571,983
Equity attributable to equity shareholders of the Company
Share capital	254,056	38,936	254,056
Reserves	(18,821)	(2,884)	(18,803)			(20,912)
Retained profits
- Proposed final dividend	5,018	769	4,529			1,591
- Others	86,334	13,231	80,265			69,315
Total equity	327,520	50,195	320,755			304,347
Non-current liabilities
Lease liabilities	16,458	2,522	21,535
Non-current liabilities	31,068	4,761	36,554
Current liabilities
Lease liabilities	11,503	1,763	10,790
Accounts payable and accrued liabilities	134,437	20,603	117,525			125,260
Taxes payable	2,805	430	1,534
Dividend payable			920
Current liabilities	222,028	34,027	205,190
Total liabilities	253,096	38,788	241,744
Total equity and liabilities	580,616	88,983	562,499			571,983
Net current assets	(113,392)	(17,378)	(121,595)			(165,900)
Total assets less current liabilities	358,588	54,956	357,309			329,361
Parent Company [Member]
Non-current assets
Property, plant and equipment	3	1	3
Investments in subsidiaries	237,426	36,387	237,426
Loan to a subsidiary	5,300	812	12,241
Right-of-use assets	10	2	31
Financial assets measured at fair value	1,672	256	3,125
Non-current assets	244,411	37,458	252,826
Current assets
Current portion of loan to a subsidiary	6,492	995
Amounts due from subsidiaries	215	33	230
Dividend receivable	15,617	2,393	15,804
Prepayments and other current assets	171	26	22
Cash and cash equivalents	989	152	796	$ 122	¥ 969	¥ 1,229
Current assets	23,484	3,599	16,852
Total assets	267,895	41,057	269,678
Equity attributable to equity shareholders of the Company
Share capital	254,056	38,936	254,056
Reserves	(8,914)	(1,366)	(7,461)
Retained profits
- Proposed final dividend	5,018	769	4,529
- Others	17,575	2,693	17,492
Total equity	267,735	41,032	268,616
Non-current liabilities
Lease liabilities			10
Non-current liabilities			10
Current liabilities
Lease liabilities	10	2	21
Accounts payable and accrued liabilities	89	14	90
Loans from subsidiaries	60	9
Amount due to a subsidiary	1
Taxes payable			21
Dividend payable			920
Current liabilities	160	25	1,052
Total liabilities	160	25	1,062
Total equity and liabilities	267,895	41,057	269,678
Net current assets	23,324	3,574	15,800
Total assets less current liabilities	¥ 267,735	$ 41,032	¥ 268,626